UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, L.P.

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312


13F File Number: 028-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Vince Small
Title:  Chief Financial Officer
Phone:  (610) 727-3720


Signature, Place and Date of Signing:

/s/ Vince Small                     Berwyn, PA                  May 7, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 88

Form 13F Information Table Value Total: $609,711
                                        (thousands)


List of Other Included Managers:

No.        Form 13F File Number            Name

(1)        028-10707                       Fairfield Redstone Fund, Ltd.

                        FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6       COLUMN 7       COLUMN 8

                                                          VALUE   SHRS OR   SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP      (x1000) PRN AMT   PRN CALL   DISCRETION     MANAGERS  SOLE  SHARED  NONE
--------------                 --------------  -----      ---------------   --------   ----------     --------  ----  ------  ----

ABBOTT LABS                          COM       002824100   5,569    99800   SH         Shared-Defined   1        0     99800    0
AKAMAI TECHNOLOGIES INC              COM       00971T101   5,466   109500   SH         Shared-Defined   1        0    109500    0
ALASKA COMMUNICATIONS SYS GR         COM       01167P101   5,045   342000   SH         Shared-Defined   1        0    342000    0
ALTRIA GROUP INC                     COM       02209S103  11,802   134400   SH         Shared-Defined   1        0    134400    0
AMERICAN COMMERCIAL LINES          COM NEW     025195207   4,441   141200   SH         Shared-Defined   1        0    141200    0
AMERICAN RAILCAR INDS INC            COM       02916P103   3,884   130300   SH         Shared-Defined   1        0    130300    0
AMERICAN TOWER CORP                 CL A       029912201   6,512   167200   SH         Shared-Defined   1        0    167200    0
ARCHER DANIELS MIDLAND CO            COM       039483102  14,614   398200   SH         Shared-Defined   1        0    398200    0
AVOCENT CORP                         COM       053893103   4,803   178100   SH         Shared-Defined   1        0    178100    0
BAKER HUGHES INC                     COM       057224107   5,092    77000   SH         Shared-Defined   1        0     77000    0
BIOMED REALTY TRUST INC              COM       09063H107   5,386   204800   SH         Shared-Defined   1        0    204800    0
BROOKS AUTOMATION INC                COM       114340102   6,788   395800   SH         Shared-Defined   1        0    395800    0
BRUSH ENGINEERED MATLS INC           COM       117421107   6,524   134600   SH         Shared-Defined   1        0    134600    0
CABELAS INC                          COM       126804301   5,627   226800   SH         Shared-Defined   1        0    226800    0
CAL DIVE INTL INC DEL                COM       12802T101   3,720   304700   SH         Shared-Defined   1        0    304700    0
CB RICHARD ELLIS GROUP INC          CL A       12497T101   7,424   217200   SH         Shared-Defined   1        0    217200    0
CELLCOM ISRAEL LTD                   SHS       M2196U109   4,394   240900   SH         Shared-Defined   1        0    240900    0
CHENIERE ENERGY INC                COM NEW     16411R208   5,965   191500   SH         Shared-Defined   1        0    191500    0
CHICAGO BRIDGE & IRON CO N V   NY REGISTRY SH  167250109   5,996   195000   SH         Shared-Defined   1        0    195000    0
COMTECH TELECOMMUNICATIONS C       COM NEW     205826209   7,115   183700   SH         Shared-Defined   1        0    183700    0
CORE LABORATORIES NV                 COM       N22717107   5,809    69300   SH         Shared-Defined   1        0     69300    0
CORRECTIONS CORP AMER NEW          COM NEW     22025Y407   4,594    87000   SH         Shared-Defined   1        0     87000    0
COVANTA HLDG CORP                    COM       22282E102   7,022   316600   SH         Shared-Defined   1        0    316600    0
CRA INTL INC                         COM       12618T105   7,603   145700   SH         Shared-Defined   1        0    145700    0
CROWN CASTLE INTL CORP               COM       228227104   6,278   195400   SH         Shared-Defined   1        0    195400    0
CYPRESS SEMICONDUCTOR CORP           COM       232806109   9,650   520200   SH         Shared-Defined   1        0    520200    0
DAVITA INC                           COM       23918K108   6,601   123800   SH         Shared-Defined   1        0    123800    0
DEERE & CO                           COM       244199105   7,963    73300   SH         Shared-Defined   1        0     73300    0
DRIL-QUIP INC                        COM       262037104   6,561   151600   SH         Shared-Defined   1        0    151600    0
DYNCORP INTL INC                    CL A       26817C101   4,839   320700   SH         Shared-Defined   1        0    320700    0
DYNEGY INC NEW                      CL A       26816Q101   7,800   842300   SH         Shared-Defined   1        0    842300    0
EMCORE CORP                          COM       290846104   6,413  1282500   SH         Shared-Defined   1        0   1282500    0
ENERGY CONVERSION DEVICES INC        COM       292659109  15,877   454400   SH         Shared-Defined   1        0    454400    0
EVERGREEN SOLAR INC                  COM       30033R108   4,198   430600   SH         Shared-Defined   1        0    430600    0
FIRST SOLAR INC                      COM       336433107   8,166   157000   SH         Shared-Defined   1        0    157000    0
FOUNDRY NETWORKS INC                 COM       35063R100   3,669   270400   SH         Shared-Defined   1        0    270400    0
FREEPORT-MCMORAN COPPER & GO        CL B       35671D857  11,405   172305   SH         Shared-Defined   1        0    172305    0
FUEL SYS SOLUTIONS INC               COM       35952W103   6,702   361900   SH         Shared-Defined   1        0    361900    0
GAMESTOP CORP                       CL A       36467W109   7,651   234900   SH         Shared-Defined   1        0    234900    0
GATX CORP                            COM       361448103   5,765   120600   SH         Shared-Defined   1        0    120600    0
GENOMIC HEALTH INC                   COM       37244C101   2,908   167700   SH         Shared-Defined   1        0    167700    0
GENZYME CORP                         COM       372917104   5,240    87300   SH         Shared-Defined   1        0     87300    0
GEO GROUP INC                        COM       36159R103     453    10000   SH         Shared-Defined   1        0     10000    0
GIGAMEDIA LTD                        ORD       Y2711Y104   8,248   596800   SH         Shared-Defined   1        0    596800    0
GILEAD SCIENCES INC                  COM       375558103  11,076   144500   SH         Shared-Defined   1        0    144500    0
GLOBALSTAR INC                       COM       378973408   4,264   402300   SH         Shared-Defined   1        0    402300    0
HURON CONSULTING GROUP INC           COM       447462102   5,640    92700   SH         Shared-Defined   1        0     92700    0
INFRASOURCE SVCS INC                 COM       45684P102   5,932   194300   SH         Shared-Defined   1        0    194300    0
INTERMEC INC                         COM       458786100   7,021   314300   SH         Shared-Defined   1        0    314300    0
INTEROIL CORP                        COM       460951106   4,245   159600   SH         Shared-Defined   1        0    159600    0
INVESTMENT TECHNOLOGY GRP NE         COM       46145F105   5,229   133400   SH         Shared-Defined   1        0    133400    0
KIRBY CORP                           COM       497266106   4,544   129900   SH         Shared-Defined   1        0    129900    0
LIONBRIDGE TECHNOLOGIES INC          COM       536252109   2,912   572200   SH         Shared-Defined   1        0    572200    0
LUMINEX CORP DEL                     COM       55027E102   5,909   430700   SH         Shared-Defined   1        0    430700    0
MCDERMOTT INTL INC                   COM       580037109  12,338   251900   SH         Shared-Defined   1        0    251900    0
MEMC ELECTR MATLS INC                COM       552715104   6,179   102000   SH         Shared-Defined   1        0    102000    0
MONSANTO CO NEW                      COM       61166W101   6,079   110600   SH         Shared-Defined   1        0    110600    0
MORTONS RESTAURANT GRP INC N         COM       619430101   3,428   192700   SH         Shared-Defined   1        0    192700    0
NATIONAL CINEMEDIA INC               COM       635309107   7,027   263200   SH         Shared-Defined   1        0    263200    0
NATUS MEDICAL INC DEL                COM       639050103   3,972   223500   SH         Shared-Defined   1        0    223500    0
NEW RIV PHARMACEUTICALS INC          COM       648468205  31,968   502400   SH         Shared-Defined   1        0    502400    0
NOVEN PHARMACEUTICALS INC            COM       670009109   1,090    47000   SH         Shared-Defined   1        0     47000    0
NVIDIA CORP                          COM       67066G104   4,841   168200   SH         Shared-Defined   1        0    168200    0
OCEANEERING INTL INC                 COM       675232102   6,958   165200   SH         Shared-Defined   1        0    165200    0
ORIGIN AGRITECH LIMITED              SHS       G67828106   3,995   448900   SH         Shared-Defined   1        0    448900    0
PHASE FORWARD INC                    COM       71721R406   6,104   464900   SH         Shared-Defined   1        0    464900    0
PRECISION CASTPARTS CORP             COM       740189105   5,733    55100   SH         Shared-Defined   1        0     55100    0
QUALCOMM INC                         COM       747525103   8,110   190100   SH         Shared-Defined   1        0    190100    0
SBA COMMUNICATIONS CORP              COM       78388J106   6,864   232300   SH         Shared-Defined   1        0    232300    0
SHIRE PLC                       SPONSORED ADR  82481R106   8,270   133600   SH         Shared-Defined   1        0    133600    0
ST JUDE MED INC                      COM       790849103   6,676   177500   SH         Shared-Defined   1        0    177500    0
STERIS CORP                          COM       859152100   6,162   232000   SH         Shared-Defined   1        0    232000    0
SUNCOR ENERGY INC                    COM       867229106   7,986   104600   SH         Shared-Defined   1        0    104600    0
SUNOCO INC                           COM       86764P109  10,869   154300   SH         Shared-Defined   1        0    154300    0
SUNPOWER CORP                     COM CL A     867652109   6,288   138200   SH         Shared-Defined   1        0    138200    0
SUNTECH PWR HLDGS CO LTD             ADR       86800C104   7,161   206900   SH         Shared-Defined   1        0    206900    0
TASER INTL INC                       COM       87651B104   6,331   788400   SH         Shared-Defined   1        0    788400    0
TELUS CORP                       NON-VTG SHS   87971M202   7,265   145300   SH         Shared-Defined   1        0    145300    0
TETRA TECHNOLOGIES INC DEL           COM       88162F105  10,966   443800   SH         Shared-Defined   1        0    443800    0
TITAN INTL INC ILL                   COM       88830M102   4,020   158700   SH         Shared-Defined   1        0    158700    0
TRANSOCEAN INC                       ORD       G90078109   6,650    81400   SH         Shared-Defined   1        0     81400    0
TRAVELZOO INC                        COM       89421Q106   5,740   156100   SH         Shared-Defined   1        0    156100    0
UNIVERSAL HLTH SVCS INC             CL B       913903100   6,625   115700   SH         Shared-Defined   1        0    115700    0
URBAN OUTFITTERS INC                 COM       917047102   6,097   230000   SH         Shared-Defined   1        0    230000    0
VERIFONE HLDGS INC                   COM       92342Y109   3,533    96200   SH         Shared-Defined   1        0     96200    0
VIASAT INC                           COM       92552V100  27,586   836700   SH         Shared-Defined   1        0    836700    0
WEATHERFORD INTERNATIONAL LTD        COM       G95089101   5,656   125400   SH         Shared-Defined   1        0    125400    0
ZIMMER HLDGS INC                     COM       98956P102   6,790    79500   SH         Shared-Defined   1        0     79500    0


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